Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue	$ 572,745	$ 1,429,696	$ 1,797,052	$ 3,032,064
Cost of Revenues	690,702	952,779	2,439,501	2,612,690
Gross Profit	(117,957)	476,917	(642,449)	419,374
Operating Expenses
Selling, general and administrative	1,229,047	1,527,229	3,158,098	4,676,920
Salaries	1,130,040	496,564	1,731,912	2,005,216
Stock based compensation	717,168	54,589	1,289,899	1,331,459
Total Operating Expenses	3,076,255	2,078,382	6,179,909	8,013,595
Loss from operations	(3,194,212)	(1,601,465)	(6,822,358)	(7,594,221)
Other Income (Expenses)
Interest Income	18	0	18	0
Interest Expense	(203,436)	(201,047)	(606,613)	(532,475)
Original issue discount	(605,880)	0	(715,880)	0
Warrant expense	0	662,758	0	63,864
Loss on sale of company stock	(436,405)	(2,821,393)	(856,155)	(2,914,558)
Total Other Income (Expense)	(1,245,703)	(2,359,682)	(2,178,630)	(3,383,169)
Loss from continuing operations	(4,439,915)	(3,961,147)	(9,000,988)	(10,977,390)
Other Comprehensive Income (loss)
Loan Forgiveness - SBA	0	0	265,842	0
Unrealized holding gain (loss) arising during period	0	(23)	0	(3,033)
Total other Comprehensive Income (loss)		(23)	265,842	(3,033)
Net Comprehensive Loss	$ (4,439,915)	$ (3,961,170)	$ (8,735,146)	$ (10,980,423)
Net Comprehensive Loss Per Common Share:
For continued operations, basic and diluted	$ (1.39)	$ (1.43)	$ (2.89)	$ (3.99)
Weighted Average Common Shares Outstanding, basic and diluted	3,201,073	2,761,183	3,027,406	2,753,446